ORGANIZATION, BASIS OF PRESENTATION, AND RECENT DEVELOPMENTS (Detail Narrative 1) - shares	Jul. 07, 2015	Dec. 27, 2013	Dec. 27, 2013	Dec. 09, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 17, 2014	Dec. 31, 2013	Dec. 29, 2013
Common stock, shares authorized		50,000,000	50,000,000		500,000,000	50,000,000		50,000,000
Reverse split stock	the 1 for 5 reverse split of the Company's common stock effectuated on July 8, 2015.	1-for-5	ratio of 1-for-5
Share capital, shares authorized		51,000,000	51,000,000						251,000,000
Blank check preferred stock		1,000,000	1,000,000		1,000,000	1,000,000		1,000,000
Percentage of ownership		50.00%	50.00%			50.00%	50.00%
Subsequent event
Common stock, shares authorized				500,000,000